Short-Term Deposits - Schedule of Short-Term Deposits Balance (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Short Term Deposits [Line Items]
Short Term Deposits	¥ 6,743,445	$ 968,635	¥ 4,983,825
RMB [Member]
Short Term Deposits [Line Items]
Short Term Deposits	500,000		100,000
US$ [Member]
Short Term Deposits [Line Items]
Short Term Deposits	¥ 6,243,445	$ 894,964	¥ 4,883,825	$ 711,573